EQUIPMENT ON OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2011
Equipment on Operating Leases for Truck and Other Segment and for Financial Services Segment

A summary of equipment on operating leases for the Truck and Other segment and for the Financial Services segment is as follows:

	TRUCK AND OTHER		FINANCIAL SERVICES
At December 31,	2011	2010	2011	2010
Equipment on operating leases	$939.0	$776.8	$2,373.2	$2,118.6
Less allowance for depreciation	(259.9)	(240.6)	(662.5)	(635.5)

	$679.1	$536.2	$1,710.7	$1,483.1

Residual Value Obligation and Deferred Lease Revenue	These amounts are summarized below:

	TRUCK AND OTHER
At December 31,	2011	2010
Residual value guarantees	$320.0	$250.6
Deferred lease revenues	392.0	313.2

	$712.0	$563.8